Revenue Recognition: - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 2,832	$ 699
Professional services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	2,832	532
Compute and other services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue		$ 167